CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 221,189	$ 491,827
Total Current Assets	234,692	557,800
Total Assets	276,441,899	276,767,253
Current liabilities:
Total Liabilities	53,965,368	41,392,640
Commitments and contingencies (Note 19)
Stockholders' deficit:
Accumulated deficit	(53,524,159)	(40,659,524)
Total Stockholders' Deficit	(53,523,469)	(40,658,834)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	276,441,899	276,767,253
Gelesis
Current assets:
Cash and cash equivalents	28,397,000	48,144,000
Marketable securities	23,998,000	23,998,000
Accounts receivable	731,000	818,000
Grants receivable	9,172,000	8,116,000
Inventories	13,503,000	5,122,000
Prepaid expenses and other current assets	14,203,000	6,677,000
Total Current Assets	66,006,000	92,875,000
Property and equipment, net	58,515,000	46,895,000
Operating lease right-of-use assets	2,016,000	2,167,000
Intangible assets, net	15,680,000	17,947,000
Other assets	4,084,000	3,959,000
Total Assets	146,301,000	163,843,000
Current liabilities:
Accounts payable, including due to related party of $147 and $93, respectively	10,066,000	8,322,000
Accrued expenses and other current liabilities, including due to related party of $5,664 and $109 respectively	13,660,000	7,320,000
Deferred income	32,370,000	624,000
Operating lease liabilities	541,000	421,000
Convertible promissory notes due to related party, held at fair value	27,128,000
Notes payable	1,950,000	254,000
Warrant liabilities	15,800,000	600,000
Total Liabilities	101,536,000	17,522,000
Deferred income	8,914,000	8,276,000
Operating lease liabilities	1,519,000	1,780,000
Notes payable, including due to related party of $16,523 and $18,936, respectively	35,131,000	34,002,000
Warrant liabilities		11,500,000
Other long-term liabilities, including due to related party of $2,416 and $7,457, respectively	5,588,000	11,729,000
Total Liabilities	152,688,000	84,827,000
Commitments and contingencies (Note 19)
Noncontrolling interest	11,855,000	12,429,000
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 shares authorized at December 31, 2021 and 2020, respectively; 2,410,552 and 2,155,490 shares issued and outstanding at December 31, 2021 and 2020, respectively	1,000	1,000
Additional paid-in capital	(64,549,000)	23,907,000
Accumulated other comprehensive income	219,000	938,000
Accumulated deficit	(265,507,000)	(171,784,000)
Total Stockholders' Deficit	(329,836,000)	(146,938,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	146,301,000	163,843,000
Gelesis | Warrants
Current liabilities:
Warrant liabilities	15,821,000	581,000
Warrant liabilities		11,518,000
Gelesis | Noncontrolling Interest
Redeemable convertible preferred stock
Redeemable convertible preferred stock	11,855,000	12,429,000
Gelesis | Series A-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,113,000	6,176,000
Gelesis | Series A-2
Redeemable convertible preferred stock
Redeemable convertible preferred stock	3,033,000	3,033,000
Gelesis | Series A-3
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,460,000	4,463,000
Gelesis | Series A-4
Redeemable convertible preferred stock
Redeemable convertible preferred stock	2,602,000	2,602,000
Gelesis | Series A-5
Redeemable convertible preferred stock
Redeemable convertible preferred stock	44,307,000	24,991,000
Gelesis | Series Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	56,959,000	32,763,000
Gelesis | Series 2 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	53,201,000	30,684,000
Gelesis | Series 3 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	$ 136,919,000	$ 108,813,000